Unaudited Condensed Consolidated Statements of Cash Flows (Additional Information) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Income Statement [Abstract]
Cash and cash equivalents	¥ 80,941	$ 12,084	¥ 165,792
Restricted cash, current			50,703
Total cash, cash equivalents and restricted cash	¥ 80,941	$ 12,084	¥ 216,495